Accounting Policies - Additional Information (Details) (USD $)	0 Months Ended				3 Months Ended		12 Months Ended
	Oct. 01, 2013	Sep. 01, 2013	Jul. 01, 2013	May 01, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Significant Accounting Policies [Line Items]
Maximum percentage of investments in affiliates required for accounting by equity or cost method							50.00%
Reduction in provision for doubtful accounts						$ 8,400,000
Provision for doubtful accounts							44,640,000	23,692,000	35,133,000
Depreciation expense							132,100,000	138,100,000	113,500,000
Capitalized interest cost							100,000	2,400,000	1,500,000
Impairment charges					76,100,000	107,900,000	77,193,000	108,953,000	73,554,000
Impairment charges, net of tax					58,300,000
Reduction in episode payment rate					2.80%
Pre-payment manual medical review process						3,700
Impairment of goodwill							76,082,000	107,899,000
Indefinite-lived intangible assets, Impairment charges	0	0	0	0
Amortization expense							22,100,000	22,000,000	13,400,000
Certificates Of Need
Schedule Of Significant Accounting Policies [Line Items]
Impairment charges									54,400,000
Impairment charges, net of tax									33,300,000
Nursing And Rehabilitation Centers
Schedule Of Significant Accounting Policies [Line Items]
Impairment charges							1,100,000	1,000,000	4,900,000
Impairment charges, net of tax							700,000	600,000	3,000,000
Impairment of goodwill									6,100,000
Impairment of goodwill, net of tax									3,700,000
Number of facilities with declining earnings and cash flows									2
Skilled Nursing Rehabilitation Services
Schedule Of Significant Accounting Policies [Line Items]
Pre-payment manual medical review process							3,700
Percentage of reduced Medicare part B payments						25.00%	25.00%
Impairment of goodwill						107,900,000		107,899,000	46,000,000
Impairment of goodwill, net of tax								101,600,000	42,600,000
Hospitals
Schedule Of Significant Accounting Policies [Line Items]
Number of facilities with declining earnings and cash flows									5
Minimum
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets							1 year
Percentage of LIBOR floor rate							1.00%
Maximum
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets							20 years
Percentage of LIBOR floor rate							1.50%
Building | Minimum
Schedule Of Significant Accounting Policies [Line Items]
Property and equipment, useful life							20 years
Building | Maximum
Schedule Of Significant Accounting Policies [Line Items]
Property and equipment, useful life							45 years
Equipment | Minimum
Schedule Of Significant Accounting Policies [Line Items]
Property and equipment, useful life							5 years
Equipment | Maximum
Schedule Of Significant Accounting Policies [Line Items]
Property and equipment, useful life							15 years
Continuing Operations
Schedule Of Significant Accounting Policies [Line Items]
Provision for doubtful accounts							27,000,000	10,300,000	19,400,000
Discontinued Operation | Certificates Of Need
Schedule Of Significant Accounting Policies [Line Items]
Impairment charges								37,800,000
Impairment charges, net of tax								23,100,000
Amount Reclassified To Account Payable
Schedule Of Significant Accounting Policies [Line Items]
Outstanding checks in excess of funds on deposit					41,700,000	46,900,000	41,700,000	46,900,000
Amount Reclassified To Salaries Wages And Compensation
Schedule Of Significant Accounting Policies [Line Items]
Outstanding checks in excess of funds on deposit					$ 4,000,000	$ 6,700,000	$ 4,000,000	$ 6,700,000